Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares	Treasury Shares	Additional Paid in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance at Dec. 31, 2024				$ 38,064	$ 14,958	$ 342,621	$ 395,643
Balance (in Shares) at Dec. 31, 2024		121,601,091
Balance (in Shares) at Dec. 31, 2024
Share repurchases and options exercised, net				(8,829)			(8,829)
Share repurchases and options exercised, net (in Shares)			(2,080,946)
Dividends declared						(25,843)	(25,843)
Net loss						77,600	77,600
Other comprehensive income/(loss)					1,501		1,501
Balance at Jun. 30, 2025				29,235	16,459	394,378	440,072
Balance (in Shares) at Jun. 30, 2025		121,601,091
Balance (in Shares) at Jun. 30, 2025			(2,080,946)
Balance at Dec. 31, 2025	[1]			29,247	16,671	431,049	476,967
Balance (in Shares) at Dec. 31, 2025	[1]	121,601,091
Balance (in Shares) at Dec. 31, 2025	[1]		(2,078,210)
Shares issued in connection with the reverse recapitalization (in Shares)		10,179,118	2,078,210
Shares issued in connection with the reverse recapitalization				22,105			22,105
Elimination of pre-combination retained deficit of legal parent						(192)	(192)
Dividends declared						(21,500)	(21,500)
Net loss						(23,935)	(23,935)
Other comprehensive income/(loss)					(238)		(238)
Balance at Jun. 30, 2026				$ 51,352	$ 16,433	$ 385,422	$ 453,207
Balance (in Shares) at Jun. 30, 2026		131,780,209					131,780,209
Balance (in Shares) at Jun. 30, 2026

[1]	Ordinary Shares presented are shown exclusive of 2,078,210 treasury shares. These represented historic share repurchases which were cancelled and extinguished on the date of the reverse recapitalization, and accordingly no treasury shares remain outstanding at 30 June 2026.